Exhibit 99.2

Ford Credit Auto Lease Trust 2017-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31, 2018

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2018, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2018, leases with a total base residual value of $34,059,294.90 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2019. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31, 2018
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2018-	December	$503,181,619.96
2019-	January	$449,584,894.88	$9,304,122.59	14.90%	$47,109,118.60	10.22%
	February	$420,996,660.93	$8,793,902.10	14.08%	$22,493,478.45	4.88%
	March	$386,370,979.79	$8,146,719.29	13.05%	$29,006,474.60	6.29%
	April	$348,464,371.42	$7,400,571.99	11.85%	$32,825,411.60	7.12%
	May	$304,701,825.50	$6,523,424.36	10.45%	$39,330,874.35	8.53%
	June	$263,557,666.36	$5,694,194.61	9.12%	$37,279,031.65	8.09%
	July	$222,607,233.87	$4,850,206.93	7.77%	$37,682,264.55	8.17%
	August	$182,651,046.05	$4,020,342.63	6.44%	$37,271,960.70	8.08%
	September	$139,351,836.52	$3,104,014.64	4.97%	$41,291,538.10	8.96%
	October	$99,173,616.28	$2,231,229.04	3.57%	$38,783,480.51	8.41%
	November	$55,407,312.51	$1,279,556.79	2.05%	$43,081,975.80	9.34%
	December	$20,203,427.91	$514,445.78	0.82%	$35,021,927.69	7.60%
2020-	January	$13,598,203.63	$349,479.53	0.56%	$6,377,008.88	1.38%
	February	$6,329,704.19	$164,123.36	0.26%	$7,186,007.65	1.56%
	March	$400,272.78	$11,614.47	0.02%	$5,955,815.11	1.29%
	April	$342,097.59	$10,046.57	0.02%	$50,533.00	0.01%
	May	$278,838.86	$7,860.93	0.01%	$57,453.00	0.01%
	June	$259,666.70	$7,124.64	0.01%	$13,723.05	0.00%
	July	$217,470.31	$5,911.58	0.01%	$37,842.80	0.01%
	August	$189,838.34	$5,168.87	0.01%	$23,767.95	0.01%
	September	$171,552.24	$4,685.12	0.01%	$14,740.00	0.00%
	October	$127,402.76	$3,777.78	0.01%	$41,401.00	0.01%
	November	$70,078.53	$2,076.65	0.00%	$56,012.00	0.01%
	December	$0.00	$0.00	0.00%	$70,499.00	0.02%

Total			62,434,600.25	100%	461,062,340.04	100%

Total Scheduled Base Monthly Payments plus Base Residual Value					523,496,940.29

Ford Credit Auto Lease Trust 2017-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
OCTOBER 2018	Car	534	77.17%	807	2.60%	6.07%
	CUV	677	76.41%	1,681	4.45%	9.42%
	SUV	12	52.17%	4,131	6.23%	13.72%
	Truck	131	67.18%	2,316	4.64%	8.63%
	Total/Average	1,354	75.39%	$1,420	3.88%	8.34%

NOVEMBER 2018	Car	516	80.37%	391	1.24%	2.92%
	CUV	726	78.49%	1,197	3.14%	6.64%
	SUV	11	64.71%	3,898	6.04%	13.33%
	Truck	136	77.71%	1,077	2.16%	3.94%
	Total/Average	1,389	78.97%	$907	2.45%	5.24%

DECEMBER 2018	Car	456	78.22%	$345	1.07%	2.54%
	CUV	603	77.31%	1,228	3.18%	6.77%
	SUV	16	69.57%	1,753	2.58%	5.46%
	Truck	75	62.50%	454	0.91%	1.65%
	Total/Average	1,150	76.36%	835	2.24%	4.87%